Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	November 2021
Payment Date	12/15/2021
Transaction Month	18
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$2,254,021,429.53	79,887	56.3 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$411,540,000.00	0.26275%	July 15, 2021
Class A-2 Notes	$685,900,000.00	0.50%	February 15, 2023
Class A-3 Notes	$686,130,000.00	0.56%	October 15, 2024
Class A-4 Notes	$216,800,000.00	0.79%	November 15, 2025
Class B Notes	$63,160,000.00	1.19%	January 15, 2026
Class C Notes	$42,120,000.00	2.04%	December 15, 2026

Total	$2,105,650,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,522,296.25

Principal:
Principal Collections	$31,191,736.77
Prepayments in Full	$19,946,607.99
Liquidation Proceeds	$296,309.48
Recoveries	$30,861.96
Sub Total	$51,465,516.20
Collections	$53,987,812.45

Purchase Amounts:
Purchase Amounts Related to Principal	$45,881.94
Purchase Amounts Related to Interest	$183.16
Sub Total	$46,065.10

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$54,033,877.55

Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	November 2021
Payment Date	12/15/2021
Transaction Month	18
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$54,033,877.55
Servicing Fee	$946,782.40	$946,782.40	$0.00	$0.00	$53,087,095.15
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$53,087,095.15
Interest - Class A-2 Notes	$3,902.89	$3,902.89	$0.00	$0.00	$53,083,192.26
Interest - Class A-3 Notes	$320,194.00	$320,194.00	$0.00	$0.00	$52,762,998.26
Interest - Class A-4 Notes	$142,726.67	$142,726.67	$0.00	$0.00	$52,620,271.59
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$52,620,271.59
Interest - Class B Notes	$62,633.67	$62,633.67	$0.00	$0.00	$52,557,637.92
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$52,557,637.92
Interest - Class C Notes	$71,604.00	$71,604.00	$0.00	$0.00	$52,486,033.92
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$52,486,033.92
Regular Principal Payment	$48,332,579.70	$48,332,579.70	$0.00	$0.00	$4,153,454.22
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$4,153,454.22
Residual Released to Depositor	$0.00	$4,153,454.22	$0.00	$0.00	$0.00

Total		$54,033,877.55

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$48,332,579.70
Total					$48,332,579.70
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$9,366,946.53	$13.66	$3,902.89	$0.01	$9,370,849.42	$13.67
Class A-3 Notes	$38,965,633.17	$56.79	$320,194.00	$0.47	$39,285,827.17	$57.26
Class A-4 Notes	$0.00	$0.00	$142,726.67	$0.66	$142,726.67	$0.66
Class B Notes	$0.00	$0.00	$62,633.67	$0.99	$62,633.67	$0.99
Class C Notes	$0.00	$0.00	$71,604.00	$1.70	$71,604.00	$1.70
Total	$48,332,579.70	$22.95	$601,061.23	$0.29	$48,933,640.93	$23.24

Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	November 2021
Payment Date	12/15/2021
Transaction Month	18

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$9,366,946.53	0.0136564	$0.00	0.0000000
Class A-3 Notes	$686,130,000.00	1.0000000	$647,164,366.83	0.9432095
Class A-4 Notes	$216,800,000.00	1.0000000	$216,800,000.00	1.0000000
Class B Notes	$63,160,000.00	1.0000000	$63,160,000.00	1.0000000
Class C Notes	$42,120,000.00	1.0000000	$42,120,000.00	1.0000000
Total	$1,017,576,946.53	0.4832603	$969,244,366.83	0.4603065

Pool Information
Weighted Average APR	2.626%	2.615%
Weighted Average Remaining Term	42.60	41.77
Number of Receivables Outstanding	50,413	49,164
Pool Balance	$1,136,138,884.64	$1,084,390,012.00
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,059,690,077.79	$1,011,357,498.09
Pool Factor	0.5040497	0.4810913

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$21,056,565.63
Yield Supplement Overcollateralization Amount	$73,032,513.91
Targeted Overcollateralization Amount	$115,145,645.17
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$115,145,645.17

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$21,056,565.63
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$21,056,565.63
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$21,056,565.63

Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	November 2021
Payment Date	12/15/2021
Transaction Month	18
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		92	$268,336.46
(Recoveries)		24	$30,861.96
Net Loss for Current Collection Period			$237,474.50
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2508%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0713%
Second Prior Collection Period			0.1627%
Prior Collection Period			0.1142%
Current Collection Period			0.2567%
Four Month Average (Current and Prior Three Collection Periods)			0.1512%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,032	$4,146,429.78
(Cumulative Recoveries)			$743,319.45
Cumulative Net Loss for All Collection Periods			$3,403,110.33
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1510%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,040.57
Average Net Loss for Receivables that have experienced a Realized Loss			$1,674.76

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.71%	286	$7,656,718.72
61-90 Days Delinquent	0.10%	39	$1,070,856.89
91-120 Days Delinquent	0.01%	6	$154,771.14
Over 120 Days Delinquent	0.02%	8	$164,152.73
Total Delinquent Receivables	0.83%	339	$9,046,499.48

Repossession Inventory:
Repossessed in the Current Collection Period		19	$547,193.01
Total Repossessed Inventory		31	$978,424.14

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0851%
Prior Collection Period			0.1012%
Current Collection Period			0.1078%
Three Month Average			0.0980%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.30%
37+	3.60%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1282%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	November 2021
Payment Date	12/15/2021
Transaction Month	18

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	131	$3,719,355.10
2 Months Extended	189	$5,432,701.48
3+ Months Extended	19	$471,268.35

Total Receivables Extended	339	$9,623,324.93

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 4, 2021

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer